111 Huntington Avenue, Boston, Massachusetts  02199
(617) 954-5000

                                              August 30, 2013

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust XII (the “Trust”) (File Nos. 333-126328 and 811-21780) on behalf of MFS® Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional 35 for the Trust do not differ from those contained in Post-Effective Amendment No. 33 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on August 27 2013.

Please call the undersigned at (617) 954-4340 or Matthew Mills at (617) 954-6559 with any questions you may have.

                                              Very truly yours,

                                              SUSAN A. PEREIRA
                                              Susan A. Pereira
                                              Vice President and Senior Counsel

SAP/bjn
enclosure